Debt and Debt Guarantee (Narrative) (Details) (USD $)	0 Months Ended	1 Months Ended	2 Months Ended	3 Months Ended			12 Months Ended				1 Months Ended	3 Months Ended	12 Months Ended		4 Months Ended			1 Months Ended	2 Months Ended			1 Months Ended		2 Months Ended	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended			96 Months Ended		1 Months Ended		0 Months Ended			3 Months Ended	12 Months Ended	2 Months Ended		2 Months Ended		3 Months Ended			3 Months Ended	2 Months Ended	12 Months Ended		0 Months Ended		2 Months Ended	12 Months Ended		0 Months Ended
	Jul. 03, 2012	Sep. 27, 2012	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Officer [Member]	Mar. 26, 2012 Notes Payable [Member]	Mar. 31, 2013 Notes Payable [Member]	Dec. 31, 2012 Notes Payable [Member]	Oct. 18, 2006 Notes Payable [Member]	Apr. 30, 2012 Demand Notes Payable [Member]	Mar. 31, 2012 Demand Notes Payable [Member]	Dec. 31, 2011 Demand Notes Payable [Member]	Mar. 31, 2010 Convertible Debentures - 2009 [Member]	Sep. 30, 2009 Convertible Debentures - 2009 [Member]	Aug. 31, 2011 Convertible Debentures - 2009 [Member]	Dec. 31, 2010 Convertible Debentures - 2009 [Member]	Dec. 31, 2011 Convertible Debentures - 2010 [Member]	Aug. 31, 2011 Convertible Debentures - 2010 [Member]	Apr. 30, 2012 Convertible Debentures - 2010 [Member]	Mar. 31, 2013 Convertible Debentures - 2010 [Member]	Jul. 31, 2011 Convertible Debentures - 2010 [Member]	Dec. 31, 2012 Convertible Debentures - 2010 [Member]	Dec. 31, 2010 Convertible Debentures - 2010 [Member]	Mar. 31, 2012 Convertible Debentures - 2010 [Member]	Nov. 30, 2010 Convertible Debentures - 2010 [Member]	Mar. 31, 2012 Maxum Overseas Fund [Member]	Dec. 31, 2012 Maxum Overseas Fund [Member]	Dec. 31, 2011 Maxum Overseas Fund [Member]	Sep. 30, 2011 Maxum Overseas Fund [Member]	Jul. 03, 2012 Royalty Term Agreement [Member]	Dec. 31, 2012 Royalty Term Agreement [Member]	Jul. 03, 2012 Anti-dilutive Shares [Member]	Dec. 31, 2012 Anti-dilutive Shares [Member]	Jul. 03, 2012 ASYM Purchase Agreement [Member]	Mar. 31, 2013 ASYM Purchase Agreement [Member]	Dec. 31, 2012 ASYM Purchase Agreement [Member]	Jul. 06, 2012 ASYM Purchase Agreement [Member]	Mar. 31, 2013 ASYM Management Agreement [Member]	Jul. 06, 2012 ASYM Management Agreement [Member]	Jul. 03, 2012 ASYM Management Agreement [Member]	Dec. 31, 2011 Loan Guarantee [Member]	Dec. 31, 2004 Loan Guarantee [Member]	Apr. 30, 2012 24% Note Transaction [Member] Demand Notes Payable [Member]	Aug. 31, 2011 24% Note Transaction [Member] Demand Notes Payable [Member]	Jul. 06, 2012 Tranche One [Member]	Sep. 27, 2012 Tranche One [Member]	Jul. 03, 2012 Tranche One [Member]	Mar. 31, 2013 Anti-Dilution Provision [Member]	Dec. 31, 2012 Anti-Dilution Provision [Member]	Dec. 31, 2012 Tranche Two [Member]	Nov. 19, 2012 Tranche Two [Member]	Dec. 31, 2012 Tranche Three [Member]	Dec. 17, 2012 Tranche Three [Member]	Mar. 31, 2013 Hanover Holdings I, LLC Purchase Agreement [Member]	Mar. 31, 2013 Magna Group, LLC [Member]	Mar. 04, 2013 Magna Group, LLC [Member]	Mar. 31, 2013 JMJ Financial [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member]	Jul. 03, 2012 Minimum [Member]	Jul. 03, 2012 Minimum [Member] ASYM Purchase Agreement [Member]	Mar. 31, 2013 Minimum [Member] Magna Group, LLC [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Maximum [Member]	Jul. 03, 2012 Maximum [Member]	Jul. 03, 2012 Maximum [Member] ASYM Purchase Agreement [Member]
Notes payable			$ 0	$ 44,674	$ 0		$ 0	$ 202,484						$ 25,000		$ 79,980	$ 79,980																																$ 71,000
Debt interest rate														12.00%		6.00%	6.00%																						15.00%										24.00%
Accrued interest Expense				123,596		385,589	2,115,799	1,412,177			21,819				2,688																																	12,140											457	1,113
Number of common stock due to conversion of Note payable and accrued interest											187,277				330,671																																	332,561
Common stock, fair market value per share											$ 0.25				$ 0.25																																	$ 0.25
Short term note from officer			39,200	39,200	39,200		39,200	0		39,200
Convertible debenture, face amount																			500,000									1,462,774	198,000																														51,500			335,000
Convertible debenture, interest rate																			18.00%									24.00%																															12.00%	12.00%		12.00%				10.00%					18.00%
Convertible debenture, conversion price per share	$ 0.25																	$ 0.35		$ 0.35		$ 0.25		$ 0.25				$ 0.90	$ 0.25	$ 0.25					$ 0.25																								$ 0.008			$ 0.075					$ 0.00004
Convertible debenture, conversion price as percentage																				25.00%	25.00%																																						55.00%	45.00%		60.00%
Proceeds from convertible debenture				0		188,250	198,000	1,700,918											1,000,000																																											50,000
Warrants issued (in shares)		376,209																	2,857,142																																				18,773		31,147
Warrants exercise price	0.20	0.2946										0.01	0.01						0.50																															0.031	0.35
Convertible debenture, discount to average closing price of five proceeding days																					$ 0.25
Convertible debenture converted to stock (in shares)				1,305,034																		4,363,611		12,652,869																																				5,658,784
Convertible debenture converted to stock				40,000														350,000				1,090,902		3,163,218																																				45,000
Convertible debenture, net of discount of $0 and $212,070			0		0		0	2,164,205																																																			51,500	100,000	140,000	50,000
Beneficial conversion feature issued on convertible debenture								472,377
Line of credit facility, maximum borrowing capacity																							3,000,000			2,000,000		1,500,000
Line of credit facility, royalty interest rate																							3.00%								6.00%		6.00%		6.00%
Prepaid royalty interest																																		113,164
Amortized prepaid financing charge																																42,436	35,364
Prepaid expenses				0		(18,110)	(48,518)	71,091
Royalty earned																										1,700,918
Gain on forgiveness of debt				0		86,746	322,731	0																			158,185									77,800										86,746
Convertible debenture, discount			212,070		212,070		212,070	646,760																																																				85,326
Interest expense				123,596		385,589	2,115,799	1,412,177																																																				54,674
Future royalty payments							108,746
Unamortized financing costs							30,946
Anti-dilutive shares to be issued							4,633																		3,007,767													4,633															3,007,767	3,003,104
Derivative liability																									8,418										333,943																		8,418	333,664
Common Stock, Shares, Issued			47,620,406	50,931,813	47,620,406		47,620,406	32,867,028	542,856																4,633													3,003,104															4,633
Finance expense		59,124	4,452		425,468		360,776					174,683	174,683												233															240										354,049			233	406,615
Convertible debenture			633,306	493,306	633,306		633,306	0
Stock issued upon conversion				1,305,034				4,363,611										1,000,000
Conversion feature																																																											25,925	140,000		20,000
Estimated amount of potentially dilutive securities	2,576,975																																		2,385,311		2,576,975
Fair value of potentially dilutive securities	354,049
Increase in derivative liability																											360,497
Loss on the change in fair value							(5,265)	0
Debt financing																																							10,000,000
Tranche amount																																							1,000,000												700,000	1,000,000				5,000		5,000
Amount of tranche received upon closing																																							300,000											300,000
Proceeds funded upon certain conditions																																							700,000
Percentage of principle amount funded																																							110.00%
Administrative fee																																							100,000
Monthly management fee																																											20,000		12,000
Percentage of Purchase Agreement's balance not funded																																													2.00%
Percentage of tranche amount for warrant entitlement																																							83.00%						17.00%
Percent of volume weighted average price per share	85.00%
Warrant exercise price multiplier	40,000
Liabilities			1,641,296	1,676,506	1,641,296		1,641,296	4,230,209																																																									500,000
Ownership interest from exercise of warrants	4.99%		4.99%		4.99%		4.99%																												4.99%																																			4.99%
Exercise price	$ 0.031		$ 0.01		$ 0.01		$ 0.01																																	$ 0.01
Volitility	181.00%	179.00%																																						120.50%																							184.00%	184.00%				185.00%	185.00%
Risk free rate	0.69%	0.64%																																						0.72%																							0.64%					0.77%
Share price on date of grant	$ 0.14	$ 0.16																																						$ 0.055																							$ 0.07	$ 0.07				$ 0.12	$ 0.12
Additional funding received under first tranche																																																			180,000
Class of warrant or right period underlying shares																																										2,138,889		438,086						2,576,975
Accured estimated claim amount																																															94,860
Comprehensive loss on foreign currency																																														8,114
Royalty percentage																										3.00%														3.00%	3.00%
Waiver fee																																								25,000	25,000
Discount on management fees																																											47,000
Issuance of warrants																																								$ 793	$ 3,869
Convertible debt, percentage of early payment to be made																																																												150.00%
Additional discount applied if common stock is chilled																																																												8.00%